INCOME TAX - Additional Information (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Disclosure Of Non-Capital Losses Expiration [Line Items]
Section 382 limitation	$ 153
United Kingdom
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	43,208
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	12,064
United States | 2040 - 2041
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	2,596
United States | 2040
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 1,053